SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts and note receivable	$ 686,597	$ 601,115
Less: allowance for credit loss	(45,819)	(39,057)
Total	$ 640,778	$ 562,058